WARRANTS	12 Months Ended
Dec. 31, 2020
Warrants [Abstract]
WARRANTS

NOTE 11 – WARRANTS

Transactions involving our warrants are summarized as follows:

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)

Outstanding at December 31, 2018	3,375	$2,370
Granted	—	$—
Forfeited	(140)	$27,147
Outstanding at December 31, 2019	3,235	$1,289	1.8
Granted	—	$—
Forfeited	(742)	$5,673
Outstanding at December 31, 2020	2,493	$15.99	1.0

Exercisable at December 31, 2020	2,493	$15.99	1.0

No warrants were issued or exercised during the years ended December 31, 2020 and 2019. The warrants had no intrinsic value at December 31, 2020.

As a result of recent equity financings and conversions of debentures, the exercise prices of the warrants issued in conjunction with our Series B preferred stock have been reduced to $0.30 and the warrants issued in conjunction with our Series C preferred stock have also been reduced to $7.50 - $15.00 at December 31, 2020.

The following table summarizes outstanding common stock purchase warrants as of December 31, 2020:

	Number of shares	Weighted- average exercise price	Expiration
Issued to consultants	10	$3,263	August 2023
Issued pursuant to 2016 financings	1,958	$0.30	December 2021
Issued pursuant to 2017 financings	525	$12.67	March 2022 through April 2022
	2,493